Intangible Assets Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net [Abstract]
Schedule of intangible assets
Acquisition cost:	January 1, 2018		Additions	Disposals	December 31, 2018

Brand	Ps.	253,000	-	-	253,000
Customer relationships		64,000	-	-	64,000
Software		-	17,135	-	17,135
Brands and logo rights		5,072	1,137	-	6,209

	Ps.	322,072	18,272	-	340,344

Accumulated amortization:	January 1, 2018		Depreciation expense	Eliminated on disposals	December 31, 2018

Customer relationships	Ps.	(18,133)	(6,400)	-	(24,533)
Brands and logo rights		(3,468)	(244)	-	(3,712)

	Ps.	(21,601)	(6,644)	-	(28,245)

Acquisition cost:	December 31, 2018		Additions	Disposals	December 31, 2019

Brand	Ps.	253,000	-	-	253,000
Customer relationships		64,000	-	-	64,000
Software		17,135	4,516	-	21,651
Brands and logo rights		6,209	1,399	-	7,608

	Ps.	340,344	5,915	-	346,259

Accumulated amortization:	December 31, 2018		Depreciation expense	Eliminated on disposals	December 31, 2019

Customer relationships	Ps.	(24,533)	(6,400)	-	(30,933)
Software		-	(421)	-	(421)
Brands and logo rights		(3,712)	(228)	-	(3,940)

	Ps.	(28,245)	(7,049)	-	(35,294)